Condensed Financial Information (Parent Company Only) - Condensed Balance Sheets (Parenthetical) (Details) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 08, 2021	Mar. 31, 2021	Dec. 31, 2020
Condensed Income Statements Captions [Line Items]
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001		$ 0.0001
Common stock, shares authorized	1,500,000,000	1,500,000,000			1,100,000
Common stock, shares issued	481,266,396	481,121,695			416,303,325
Common stock, shares outstanding	481,266,396	481,121,695		416,400,891	416,303,325
Cvent Holding Corp.
Condensed Income Statements Captions [Line Items]
Common stock, par value		$ 0.0001			$ 0.0001
Common stock, shares authorized		1,500,000,000			1,100,000
Common stock, shares issued		481,121,695			416,303,325
Common stock, shares outstanding		481,121,695			416,303,325